Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of post-employment benefits [Line items]
Interest expenses - pensions	€ 37	€ 48	€ 70
Plan assets [Member]
Disclosure of post-employment benefits [Line items]
Net defined benefit liability (asset) beginning of period	3,095	2,710
Interest expenses - pensions	87	137
Service cost	(2)	(3)
Return on plan assets excluding interest income	70	41
Employee contributions	4	5
Contributions to plan by employer net defined-benefit liability asset	263	246
Gains (losses) arising from settlements net defined-benefit liability asset	(348)	(33)
Benefits paid from plan	(172)	(239)
Transfer to assets classified as held for sale	(642)
Translation differences and other	(218)	231
Net defined benefit liability (asset) end of period	2,137	3,095	€ 2,710
Funded status	(972)	(1,892)
Unrecognized net assets		(105)
Net balance sheet position	€ (972)	€ (1,997)